STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

July 28, 2021

VIA EDGAR

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Starboard Investment Trust Registration Statement on Form N-14 File Nos. 333- _________

Ladies and Gentlemen:

On behalf of Starboard Investment Trust (the “Trust”), we hereby electronically file, the Trust’s registration statement on Form N-14 (“Registration Statement”), pursuant to the Securities Act of 1933, as amended. This Registration Statement is being filed in connection with the reorganization of each of the Adaptive Fundamental Growth Fund, Adaptive Hedged High Income Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund and Adaptive Tactical Rotation Fund (the “Acquired Funds”) into each of the AI Quality Growth ETF, Adaptive Hedged High Income ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF and RH Tactical Rotation ETF, respectively (the “Acquiring Funds”), each a series of the Trust, in exchange for shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of the Acquired Funds.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please contact Tanya Boyle at 214-665-3685.

Sincerely,

/s/ Tracie A. Coop

Tracie A. Coop
Secretary